Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	38
Maximum Aggregate Offering Price	$ 19,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,623.9
Offering Note
(1)
Consists of 500,000 shares of common stock, $1.00 par value (the “Common Stock”) of River Financial Corporation (the “Registrant”) to be offered or sold pursuant to the River Bank & Trust 401(k) Employee Stock Ownership Plan (the “Plan”).

(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement also covers an indeterminate number of additional shares of the Registrant’s Common Stock that may be issued to adjust the number of shares issued pursuant to the Plan as a result of any future stock split, stock dividend or similar adjustment of the Registrant’s Common Stock.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h)(1) under the Securities Act of 1933, based on the book value of the shares of Common Stock as of November 30, 2025, the latest practicable date. There is no active trading market for the shares being offered and shares are sporadically traded on the OTC Pink Open Market (RVFR). No shares of the Registrant’s Common Stock have been traded within the five business days prior to the filing date of this Registration Statement.

(4)
Calculated pursuant to Rules 457(c) and 457(h)(1) of the Securities Act, by multiplying the proposed maximum aggregate offering price of securities to be registered by $0.0001381.